Provisions - Schedule of Detailed Information of Provisions Explanatory (Detail) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Provisions [Abstract]
Non-current	€ 46	€ 3	€ 3
Current	64	128	88
Total	€ 110	€ 131	€ 91	€ 74